Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Vessels

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
January 1, 2020	$2,060,280	$36,228	$2,096,508
Additions	2,233	10,192	12,425
Write-offs of fully amortized assets	—	(6,766)	(6,766)

December 31, 2020	2,062,513	39,654	2,102,167
Vessel additions on acquisition	363,951	12,635	376,586
Additions	3,150	19,946	23,096
Transfer to assets held for sale	(55,877)	(3,515)	(59,392)
Disposals	(4,299)	(451)	(4,750)
Write-offs of fully amortized assets	—	(12,691)	(12,691)
Vessel impairments	(63,581)	—	(63,581)

December 31, 2021	$2,305,857	$55,578	$2,361,435

Accumulated Depreciation
January 1, 2020	$468,403	$18,578	$486,981
Charge for the period	68,033	8,231	76,264
Write-offs of fully amortized assets	—	(6,766)	(6,766)

December 31, 2020	536,436	20,043	556,479
Charge for the period	76,481	11,562	88,043
Transfer to assets held for sale	(32,460)	(988)	(33,448)
Disposals	(100)	(100)	(200)
Write-offs of fully amortized assets	—	(12,691)	(12,691)

December 31, 2021	$580,357	$17,826	$598,183

Net Book Value
December 31, 2019	$1,591,877	$17,650	$1,609,527

December 31, 2020	$1,526,077	$19,611	$1,545,688

December 31, 2021	$1,725,500	$37,752	$1,763,252